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REZA PISHVA
reza.pishva@dechert.com
+1 202 261 3459 Direct
+1 202 261 3159 Fax

April 30, 2007
VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	File Nos. 33-17619 and 811-5349 Post-Effective Amendment No. 157
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 157 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of introducing the following new series of the Registrant: Goldman Sachs Tax-Advantaged Global Equity Portfolio; Goldman Sachs Enhanced Dividend Global Equity Portfolio; Goldman Sachs Taxable Satellite Portfolio; Goldman Sachs Structured International Small Cap Fund; Goldman Sachs Structured Emerging Markets Equity Fund; Goldman Sachs Structured International Tax-Managed Equity Fund; and Goldman Sachs International Equity Dividend and Premium Fund. We hereby represent that the attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(a) under the 1933 Act.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3459.
Very truly yours,
/s/ Reza Pishva
Reza Pishva
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